Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 26,457	$ 25,895
Ending balance	21,654	26,457
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	54,219	47,933
Acquisitions through business combination (refer note 7 (d,c))	570	63
Additions/adjustments	8,026	10,644
Disposals/adjustments	(5,270)	(3,363)
Effect of movements in foreign exchange rates	(4,524)	(1,058)
Ending balance	53,021	54,219
Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(27,762)	(22,038)
Depreciation for the year	9,795	9,110
Disposals/adjustments	3,563	2,874
Effect of movements in foreign exchange rates	(2,627)	(512)
Ending balance	(31,367)	(27,762)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	823	768
Ending balance	441	823
Land [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	823	768
Disposals/adjustments	(417)
Effect of movements in foreign exchange rates	35	55
Ending balance	441	823
Building (Owned)
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance	78
Building (Owned) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	495	462
Acquisitions through business combination (refer note 7 (d,c))	79
Effect of movements in foreign exchange rates	15	33
Ending balance	589	495
Building (Owned) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(495)	(462)
Depreciation for the year	1
Effect of movements in foreign exchange rates	15	33
Ending balance	(511)	(495)
Buildings (Right-of-use)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,154	13,845
Ending balance	9,087	12,154
Buildings (Right-of-use) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	22,203	20,539
Additions/adjustments	2,991	3,112
Disposals/adjustments	(1,294)	(958)
Effect of movements in foreign exchange rates	(1,910)	(490)
Ending balance	21,990	22,203
Buildings (Right-of-use) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(10,049)	(6,694)
Depreciation for the year	4,655	4,383
Disposals/adjustments	734	845
Effect of movements in foreign exchange rates	(1,067)	(183)
Ending balance	(12,903)	(10,049)
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,399	3,870
Ending balance	4,316	4,399
Computers [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,995	12,006
Acquisitions through business combination (refer note 7 (d,c))	16	54
Additions/adjustments	2,301	2,628
Disposals/adjustments	(1,522)	(1,386)
Effect of movements in foreign exchange rates	(1,161)	(307)
Ending balance	12,629	12,995
Computers [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(8,596)	(8,136)
Depreciation for the year	1,923	1,953
Disposals/adjustments	1,445	1,285
Effect of movements in foreign exchange rates	(761)	(208)
Ending balance	(8,313)	(8,596)
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	394	284
Ending balance	517	394
Furniture and Fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,111	911
Acquisitions through business combination (refer note 7 (d,c))	171	5
Additions/adjustments	82	222
Disposals/adjustments	(12)	(2)
Effect of movements in foreign exchange rates	(92)	(25)
Ending balance	1,260	1,111
Furniture and Fixtures [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(717)	(627)
Depreciation for the year	98	109
Disposals/adjustments	11	2
Effect of movements in foreign exchange rates	(61)	(17)
Ending balance	(743)	(717)
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	345	293
Ending balance	651	345
Office Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,808	1,704
Acquisitions through business combination (refer note 7 (d,c))	106	4
Additions/adjustments	380	190
Disposals/adjustments	(142)	(73)
Effect of movements in foreign exchange rates	(110)	(17)
Ending balance	2,042	1,808
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,463)	(1,411)
Depreciation for the year	149	136
Disposals/adjustments	129	71
Effect of movements in foreign exchange rates	(92)	(13)
Ending balance	(1,391)	(1,463)
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,338	4,229
Ending balance	4,448	5,338
Motor Vehicles [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,306	6,118
Acquisitions through business combination (refer note 7 (d,c))	198
Additions/adjustments	1,811	3,156
Disposals/adjustments	(1,480)	(798)
Effect of movements in foreign exchange rates	(759)	(170)
Ending balance	8,076	8,306
Motor Vehicles [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,968)	(1,889)
Depreciation for the year	1,921	1,703
Disposals/adjustments	940	571
Effect of movements in foreign exchange rates	(321)	(53)
Ending balance	(3,628)	(2,968)
Leasehold Improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,004	2,606
Ending balance	2,077	3,004
Leasehold Improvements [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,478	5,425
Additions/adjustments	420	1,336
Disposals/adjustments	(403)	(146)
Effect of movements in foreign exchange rates	(540)	(137)
Ending balance	5,955	6,478
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,474)	(2,819)
Depreciation for the year	1,048	826
Disposals/adjustments	304	100
Effect of movements in foreign exchange rates	(340)	(71)
Ending balance	(3,878)	(3,474)
Capital work in progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	0
Ending balance	39	$ 0
Capital work in progress [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions/adjustments	41
Effect of movements in foreign exchange rates	(2)
Ending balance	$ 39